Allowance for Doubtful Accounts	12 Months Ended
Mar. 31, 2012
Allowance for Doubtful Accounts

(4) Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Balance at beginning of year	¥585	246	152
Provision for (reversal of) allowance	(255)	(90)	331
Amounts written off	(84)	(4)	—

Balance at end of year	¥246	152	483